Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information Line Items
Entity Registrant Name	PV Nano Cell, Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,393,218
Amendment Flag	false
Entity Central Index Key	0001627480
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Entity File Number	333-206723
Entity Incorporation, State or Country Code	L3
Document Shell Company Report	false
Document Transition Report	false
Entity Interactive Data Current	Yes